Operating Leases (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2026	$ 84,696	$ 83,460
2027	86,392	85,224
2028	88,512	86,992
2029	66,036	88,692
2030	40,480	54,618
Thereafter	4,201	33,880
Total	370,317
Less discount	(95,546)	(126,643)
Total lease liabilities	274,771	306,223
Less current portion	(48,846)	(42,733)	$ (11,157)
Operating lease obligation, net of current portion	$ 225,925	$ 263,490